PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2010	2011

Computer and transmission equipment	$8,211,532	$10,246,858
Furniture and office equipment	747,805	812,019
Motor vehicles	664,968	747,186
Leasehold improvements	2,210,221	2,327,099
Communication equipment	335,594	348,602
Office building	649,867	683,077
	12,819,987	15,164,841
Less: accumulated depreciation	(9,081,389)	(11,544,562)
	$3,738,598	$3,620,279

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 are $1,809,788, $2,170,855 and $2,165,883 respectively.